CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUE:
REVENUE	$ 2,583,121	$ 4,740,583	$ 1,838,066
COST OF REVENUE	2,363,324	4,439,333	1,704,638
GROSS PROFIT	219,797	301,250	133,428
OPERATING EXPENSES:
Sales, marketing and operations	194,721	384,416	196,292
General and administrative	152,769	113,446	72,350
Technology and development	58,172	51,222	28,458
Total operating expenses	405,662	549,084	297,100
LOSS FROM OPERATIONS	(185,865)	(247,834)	(163,672)
DERIVATIVE AND WARRANT FAIR VALUE ADJUSTMENT	(25,941)	6,243	(18,022)
LOSS ON EXTINGUISHMENT OF DEBT	(11,356)
INTEREST EXPENSE	(67,806)	(109,728)	(60,456)
OTHER INCOME - Net	4,271	12,401	2,598
LOSS BEFORE INCOME TAXES	(286,697)	(338,918)	(239,552)
INCOME TAX EXPENSE	(63)	(252)	(377)
NET LOSS	(286,760)	(339,170)	(239,929)
LESS NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS		1,847	1,362
NET LOSS ATTRIBUTABLE TO OPENDOOR TECHNOLOGIES INC.	$ (286,760)	$ (341,017)	$ (241,291)
Net loss per share attributable to common shareholders:
Basic	$ (2.62)	$ (4.26)	$ (3.16)
Diluted	$ (2.62)	$ (4.37)	$ (3.16)
Weighted-average shares outstanding:
Basic	109,301	79,977	78,564
Diluted	109,301	79,977	78,564